U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer: Midas Fund, Inc., 11 Hanover Square, New York, NY 10005

2. Name of each series or class of funds for which this notice is filed: Midas Fund

3.       Investment Company Act File Number: 811-4316

         Securities Act File Number:  2-98229

4.   Last day of fiscal year for which this notice is filed: December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable: N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 61,833 at an aggregate price of $290,000

9.   Number and aggregate sales price of securities sold during the fiscal year:
     2,382,289 shares (including shares issued in connection with dividend reinvestment) at an aggregate sale price of $10,794,220

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 2,382,289 shares (including shares issued in connection with dividend reinvestment) at an aggregate sale price of $10,794,220

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable: N/A

12.      Calculation of registration fee:

           Aggregate sale price of securities sold:             $10,794,220
           Less cost of shares redeemed or repurchased:         (3,443,257)
           Net aggregate price:                                 $7,350,963
           Multiplier:                                             1/2900
           Fee due:                                             $2,534.81

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
     Procedures: [ ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 28, 1996.


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                 By: /s/ Joseph Leung, Chief Accounting Officer
                                  Joseph Leung

Date:  February 28, 1996



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                                February 28, 1996


Midas Fund, Inc.
11 Hanover Square
New York, New York  10005

Dear Sir or Madam:

         Midas Fund, Inc. ("Company") is a corporation duly incorporated and existing under the laws of the State of Maryland. We understand that the Company is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended ("1940 Act") for the purpose of making definite the number of shares of capital stock which it has registered thereunder and under the Securities Act of 1933, as amended ("1933 Act") and which it sold in reliance on Rule 24f-2 during its fiscal year ended December 31, 1995.

         We have, as counsel, examined copies either certified or otherwise proved to be genuine, of the Company's Articles of Incorporation and By-Laws, as now in effect and other documents relating to its organization and operation. Based upon the foregoing, it is our opinion that the shares of capital stock of the Company sold in reliance upon registration under Rule 24f-2 during the Company's fiscal year ended December 31, 1995, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. We express no opinion as to compliance with the 1933 Act, the 1940 Act or applicable state securities laws in connection with the sales of shares of capital stock of the Company.

         We hereby consent to this opinion accompanying the Rule 24f-2 Notice which you are about to file with the Securities and Exchange Commission.

                                                    Sincerely,

                                                    KIRKPATRICK & LOCKHART LLP

                                                    By: /s/ Arthur J. Brown
                                                            Arthur J. Brown


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